Statements of Changes in Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2011	$ 2,000	$ 45,133	$ 2,185	$ 8,015	$ 57,333
Equity
Dividends	0	0	(609)	0	(609)
Net income	0	0	4,884	0	4,884
Other comprehensive (loss) income	0	0	0	2,590	2,590
Balance at Dec. 31, 2012	2,000	45,133	6,460	10,605	64,198
Equity
Dividends	0	0	(10,033)	0	(10,033)
Return of Capital	0	(959)	0	0	(959)
Net income	0	0	3,573	0	3,573
Other comprehensive (loss) income	0	0	0	(4,392)	(4,392)
Balance at Dec. 31, 2013	2,000	44,174	0	6,213	52,387
Equity
Dividends	0	0	(3,890)	0	(3,890)
Net income	0	0	5,170	0	5,170
Other comprehensive (loss) income	0	0	0	2,048	2,048
Balance at Dec. 31, 2014	$ 2,000	$ 44,174	$ 1,280	$ 8,261	$ 55,715